Basis of Preparation and Statement of Compliance	12 Months Ended
Dec. 31, 2019
Basis of Preparation and Statement of Compliance
Basis of Preparation and Statement of Compliance

2.           Basis of Preparation and Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS"), and were approved for issue by the Board of Directors on March 11, 2020.

These consolidated financial statements have been prepared under the historical cost method, except for derivative financial instruments and certain financial assets which have been measured at fair value. All figures are expressed in Canadian dollars unless otherwise indicated.